Schedule Of financial liabilities (Details) - USD ($) $ in Thousands	Sep. 30, 2024	Sep. 30, 2023
IfrsStatementLineItems [Line Items]
Trade and other payables	$ 9,460	$ 8,429
Lease liability	3,072	5,150
Short term loans	1,630	3,500
Promissory note	519	1,026
Working capital facility	16,283	11,821
Other payable	1,435	2,164
Total financial liabilities	32,399	32,090
Financial Liabilities Twenty Twenty Five [Member]
IfrsStatementLineItems [Line Items]
Trade and other payables	9,460
Lease liability	760	950
Short term loans	1,630
Promissory note	519
Working capital facility	16,283
Other payable	211	490
Total financial liabilities	28,863	1,440
Financial Liabilities Twenty Twenty Six [Member]
IfrsStatementLineItems [Line Items]
Trade and other payables
Lease liability	598	789
Short term loans
Promissory note
Working capital facility
Other payable	188	215
Total financial liabilities	786	1,004
Financial Liabilities Twenty Twenty Seven [Member]
IfrsStatementLineItems [Line Items]
Trade and other payables
Lease liability	555	745
Short term loans
Promissory note
Working capital facility
Other payable	208	56
Total financial liabilities	763	801
Financial Liabilities Twenty Twenty Eight [Member]
IfrsStatementLineItems [Line Items]
Trade and other payables
Lease liability	571	1,737
Short term loans
Promissory note
Working capital facility
Other payable	218	38
Total financial liabilities	789	1,775
Financial Liabilities Twenty Twenty Nine [Member]
IfrsStatementLineItems [Line Items]
Trade and other payables
Lease liability	588
Short term loans
Promissory note
Working capital facility
Other payable	610
Total financial liabilities	$ 1,198
Financial Liabilities Twenty Twenty Four [Member]
IfrsStatementLineItems [Line Items]
Trade and other payables		8,429
Lease liability		929
Short term loans		3,500
Promissory note		1,026
Working capital facility		11,821
Other payable		1,365
Total financial liabilities		$ 27,070